Property, Plant and Equipment - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments to acquire property, plant and equipment	¥ 1,134	¥ 6,587
Impairment loss	31,617	¥ 43,708	¥ 10,959
Percentage of Discount Rate for Estimated Recoverable Amount of Assets		5.00%
Assets For Rent [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		¥ 28,279
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	25,711	14,092
Buildings [member] | SMBC Retail Banking Unit [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		5,016
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	¥ 5,802	¥ 1,050